Debt and Capital Lease Obligations	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Debt and Capital Lease Obligations

8. DEBT AND CAPITAL LEASE OBLIGATIONS

Debt and capital lease obligations consists of the following (in thousands):

	September 29, 2012	December 31, 2011
Amended Senior Secured Credit Facility:
Revolving Credit Facility	$38,000	$—
$452.7 million New Term Loans, net of unamortized original issue discount of $7.7 million	445,062	—
$386.5 million Extended Term Loans, net of unamortized original issue discount of $1.6 million	384,868	—
Original Senior Secured Credit Facility:
Original Revolving Credit Facility	—	51,000
Original Term Loans, net of unamortized original issue discount of $4.4 million	—	838,591
8.75% second priority senior secured notes	230,000	—
10.875% senior unsecured notes, including unamortized original issue premium of $2.5 million and $3.3 million, respectively	467,541	678,282
7.75% senior unsecured notes	300,000	300,000
9.75% senior subordinated notes	300,000	300,000
Capital lease obligations and other	6	38

Total debt and capital lease obligations	2,165,477	2,167,911
Current maturities	(8,614)	(8,820)

Long-term debt and capital lease obligations	$2,156,863	$2,159,091

Senior Secured Credit Facility

On November 20, 2007, we entered into a Senior Secured Credit Facility (Original Senior Secured Credit Facility) consisting of a $1,065.0 million term loan facility maturing in May 2014 (Original Term Loans) and a $100.0 million revolving credit facility maturing in November 2013 (Original Revolving Credit Facility). We issued the Original Term Loans at a 1.2% discount.

On March 20, 2012, we entered into an Amendment and Restatement Agreement to amend and restate our Original Senior Secured Credit Facility, as amended (Amended Senior Secured Credit Facility), which (1) permitted the issuance of $230.0 million aggregate principal of 8.75% second priority senior secured notes (as defined and further described below) (2) extended the maturity of $564.7 million of term loans outstanding under the Original Senior Secured Credit Facility to the earlier of November 1, 2016 or August 15, 2014, if on such date the aggregate principal amount of our 10.875% senior unsecured notes (as defined and further described below) is not less than $150.0 million (Extended Term Loans); (3) provided for the issuance of a new tranche of $350.0 million of term loans that will mature on the earlier of September 15, 2017 or August 15, 2014, if on such date the aggregate outstanding principal amount of our 10.875% senior unsecured notes is not less than $150.0 million; (4) deemed certain previous acquisitions and investments to be permitted under the terms of the Amended Senior Secured Credit Facility; (5) increased the total net leverage ratio limitation in the permitted acquisitions covenant from 7.0x to 7.5x; (6) changed the financial maintenance covenant from a senior secured leverage ratio covenant to a new Senior Secured first lien leverage ratio covenant; and (7) replaced our Original Revolving Credit Facility with a new $100.0 million revolving credit facility (Revolving Credit Facility) which matures on the earlier of March 14, 2017 or August 15, 2014, if on such date the aggregate principal amount of 10.875% senior unsecured notes is not less than $150.0 million.

On March 30, 2012, we entered into Amendment No. 1 to our Amended Senior Secured Credit Facility which among other things, provided for the issuance of an additional $105.0 million of new term loans that will mature on the earlier of September 15, 2017 or August 15, 2014, if on such date the outstanding aggregate principal amount of our 10.875% senior unsecured notes is not less than $150.0 million. The net proceeds from the issuance were used to repay $103.5 million aggregate principal of Original Term Loans under the Original Senior Secured Credit Facility and pay related fees, premiums and expenses.

Collectively, the $350.0 million of new term loans issued on March 20, 2012 and the $105.0 million of new term loans issued on March 30, 2012 are referred to as the New Term Loans.

The New Term Loans were issued at a discount as follows: $350.0 million of the New Term Loans were issued at a 1.5% discount and $105.0 million of the New Term Loans were issued at a 1.0% discount. The original issue discounts are being amortized over the term of the loans using the effective interest method.

The net proceeds from the New Term Loans were used to repay the remaining portion of the Original Term Loans maturing in May 2014 and to repay a portion of the Extended Term Loans.

As of September 29, 2012, the market values of our Amended Senior Secured Credit Facility and Revolving Credit Facility were $845.5 million and $35.0 million, respectively. We determined market value using trading prices for our credit facilities on or near that date.

Interest Rates. The interest rate margins applicable to borrowings under the Revolving Credit Facility are, at our option, either (a) the Eurodollar rate plus 475 basis points or (b) a base rate plus 375 basis points. The interest rate margins applicable to the Extended Term Loans and the New Term Loans are, at our option, either (a) the Eurodollar rate plus 500 basis points or (b) a base rate plus 400 basis points. There is a minimum LIBOR rate applicable to the Eurodollar component of interest rates on New Term Loan borrowings of 1.25%. The applicable margin for borrowings under the Revolving Credit Facility, the Extended Term Loans and the New Term Loans may be reduced, subject to our attaining certain leverage ratios. As of September 29, 2012, our weighted average interest rate for all borrowings under the Amended Senior Secured Credit Facility was 5.74%.

Fees. In addition to paying interest on outstanding principal under the Amended Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the Revolving Credit Facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum, subject to step-downs based upon the achievement of certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments. We are required to pay annual payments in equal quarterly installments on the New Term Loans in an amount equal to 1.00% of the funded total principal amount through June 2017, with any remaining amount payable in full at maturity in September 2017. We are required to pay annual payments in equal quarterly installments on the Extended Term Loans in an amount equal to 1.00% of the funded total principal amount through September 2016, with any remaining amount payable in full at maturity in November 2016.

Prepayments. The Amended Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions to be agreed upon, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuance or incurrence of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Amended Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facility in direct order of maturity. We were not required to make any prepayments in 2012 related to our 2011 excess cash flow calculation.

Subject to certain exceptions, voluntary prepayments of the Extended Term Loans and the New Term Loans within one year of the effective date of Amendment No. 1 are subject to a 1.0% “soft call” premium, while other voluntary prepayments of outstanding loans under the Amended Senior Secured Credit Facility may be made at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs.

Guarantee and Security. All obligations under the Amended Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly-owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Amended Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly-owned domestic subsidiary and 65% of the capital stock of each wholly-owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors, and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default. The Amended Senior Secured Credit Facility contains covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

•	incur additional indebtedness;

•	create liens on assets;

•	change fiscal years;

•	enter into sale and leaseback transactions;

•	engage in mergers or consolidations;

•	sell assets;

•	pay dividends and other restricted payments;

•	make investments, loans or advances;

•	repay subordinated indebtedness;

•	make certain acquisitions;

•	engage in certain transactions with affiliates;

•	restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions;

•	amend material agreements governing our subordinated indebtedness; and

•	change our lines of business.

In addition, the Amended Senior Secured Credit Facility requires us to maintain a maximum Senior Secured first lien leverage ratio of consolidated Senior Secured first lien debt to Adjusted EBITDA (as defined) of 4.25:1 for the trailing twelve months ended September 29, 2012, stepping down periodically to 3.25:1 at the end of 2016. The Amended Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of September 29, 2012, our actual Senior Secured first lien net leverage ratio was 3.00:1, and we were in compliance with all other applicable covenants.

8.75% Second Priority Senior Secured Notes

On March 20, 2012, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued $230.0 million aggregate principal amount of 8.75% second priority senior secured notes (8.75% Notes) maturing on March 15, 2018. The 8.75% Notes are guaranteed jointly and severally and on a senior secured basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries, or is an obligor under the Amended Senior Secured Credit Facility.

Pursuant to a second lien security agreement among the Issuers, the guarantor party thereto and The Bank of New York Mellon, as second lien collateral agent, the 8.75% Notes are secured by second priority liens, subject to permitted liens, on certain of the Issuers’ subsidiary guarantor assets that secure borrowings under the Amended Senior Secured Credit Facility.

As of September 29, 2012, the market value of the 8.75% Notes was $244.4 million. We determined market value using trading prices for the 8.75% Notes on or near that date.

Optional Redemption. Under the agreement governing the 8.75% Notes (8.75% Indenture), prior to March 15, 2015, the Issuers have the option to redeem some or all of the 8.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on March 15, 2015, the Issuers may redeem some or all of the 8.75% Notes at a redemption price of 104.375% of the then outstanding principal balance, plus accrued and unpaid interest. The redemption price decreases to 102.188% and 100% of the then outstanding principal balance at March 15, 2016 and 2017, respectively, plus accrued and unpaid interest. Additionally, from time to time, before March 15, 2015, the Issuers may redeem up to 35% of the 8.75% Notes at a redemption price equal to 108.75% of the then outstanding principal balance, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the 8.75% Notes, DJOFL will be required to make an offer to repurchase all of the 8.75% Notes at 101% of the then outstanding principal balance, plus accrued and unpaid interest.

Covenants. The 8.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of September 29, 2012, we were in compliance with all applicable covenants.

10.875% Senior Unsecured Notes

On November 20, 2007 and January 20, 2010, the Issuers issued 10.875% senior unsecured notes maturing on November 15, 2014, with aggregate principal amounts of $575.0 million and $100.0 million, respectively (10.875% Notes). The 10.875% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries, or is an obligor under DJOFL’s Amended Senior Secured Credit Facility.

The $100.0 million of 10.875% Notes were issued at a 5.0% premium and we are amortizing the premium over the term of the notes using the effective interest method.

On March 20, 2012, we repurchased $210.0 million aggregate principal amount of 10.875% Notes from existing holders, using proceeds from our issuance of the $230.0 million aggregate principal amount of the 8.75% Notes. The notes were repurchased at a redemption price of 102% of the then outstanding principal balance, resulting in a total purchase price of $214.2 million. In addition, accrued and unpaid interest through the redemption date of $7.9 million was paid to the existing holders in connection with the redemption.

As of September 29, 2012, the market value of the remaining $465.0 million of aggregate principal amount of the 10.875% Notes was $481.9 million. We determined market value using trading prices for the 10.875% Notes on or near that date.

Optional Redemption. Under the agreement governing the 10.875% Notes (10.875% Indenture), prior to November 15, 2011, the Issuers had the option to redeem some or all of the 10.875% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on November 15, 2011, the Issuers gained the option to redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance, plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance on November 15, 2012 and 2013, respectively, plus accrued and unpaid interest.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the 10.875% Notes at 101% of the then outstanding principal balance, plus accrued and unpaid interest.

Covenants. The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO, or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of September 29, 2012, we were in compliance with all applicable covenants.

7.75% Senior Unsecured Notes

On April 7, 2011, the Issuers issued $300.0 million aggregate principal amount of 7.75% senior unsecured notes (7.75% Notes) maturing on April 15, 2018. The 7.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries, or is an obligor under the Amended Senior Secured Credit Facility.

As of September 29, 2012, the market value of the 7.75% Notes was $276.8 million. We determined market value using trading prices for the 7.75% Notes on or near that date.

Optional Redemption. Under the agreement governing the 7.75% Notes (7.75% Indenture), prior to April 15, 2014, the Issuers have the option to redeem some or all of the 7.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on April 15, 2014, the Issuers may redeem some or all of the 7.75% Notes at a redemption price of 105.813% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 103.875%, 101.938% and 100% of the then outstanding principal balance at April 15, 2015, 2016 and 2017, respectively, plus accrued and unpaid interest. Additionally, from time to time, before April 15, 2014, the Issuers may redeem up to 35% of the 7.75% Notes at a redemption price equal to 107.75% of the then outstanding principal balance, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then outstanding 7.75% Notes, DJOFL will be required to make an offer to repurchase all of the then outstanding 7.75% Notes at 101% of the then outstanding principal balance, plus accrued and unpaid interest.

Covenants. The 7.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of September 29, 2012, we were in compliance with all applicable covenants.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued $300.0 million aggregate principal amount of 9.75% senior subordinated notes (9.75% Notes) maturing on October 15, 2017. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior subordinated basis by each of DJOFL’s existing and future direct and indirect wholly-owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness, or any indebtedness of DJOFL’s domestic subsidiaries, or by any of DJOFL’s subsidiaries that are an obligor under the Amended Senior Secured Credit Facility.

As of September 29, 2012, the market value of the 9.75% Notes was $252.0 million. We determined market value using trading prices for the 9.75% Notes on or near that date.

Optional Redemption. Under the agreement governing the 9.75% Notes (9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium, plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance, plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively, plus accrued and unpaid interest. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the 9.75% Notes at 101% of the then outstanding principal balance, plus accrued and unpaid interest.

Covenants. The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to (i) incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, (ii) make certain investments, (iii) sell certain assets, (iv) create liens on certain assets to secure debt, (v) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, (vi) enter into certain transactions with affiliates, or (vii) designate our subsidiaries as unrestricted subsidiaries. As of September 29, 2012, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet the ratios required by certain of those covenants. A breach of any of these covenants in the future could result in a default under the Amended Senior Secured Credit Facility or the 8.75% Indenture, the 10.875% Indenture, the 9.75% Indenture or the 7.75% Indenture (collectively, the Indentures), at which time the lenders thereunder could elect to declare all amounts outstanding under the Amended Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

Debt Issuance Costs

As of September 29, 2012 and December 31, 2011, we had incurred $42.9 million and $34.0 million, respectively, of unamortized debt issuance costs which were included in other assets in our unaudited condensed consolidated balance sheets. During the nine months ended September 29, 2012, we capitalized $15.9 million of debt issuance costs incurred in connection with the March 2012 issuance of the 8.75% Notes and the New Term Loans and the amendment and extension of our Amended Senior Secured Credit Facility.

For the three and nine months ended September 29, 2012, amortization of debt issuance costs was $2.5 million and $7.1 million, respectively. For the three and nine months ended October 1, 2011, amortization of debt issuance costs was $2.0 million and $5.8 million, respectively. Amortization of debt issuance costs is included in interest expense in our unaudited condensed consolidated statements of operations.

Loss on Modification and Extinguishment of Debt

During the nine months ended September 29, 2012, we recognized a loss on modification and extinguishment of debt of $9.4 million, consisting of $8.6 million of arrangement and amendment fees and other fees and expenses incurred in connection with the March 2012 amendment of our senior secured credit facilities and $0.8 million related to the write off of unamortized debt issuance costs and original issue discount associated with the portion of the Original Term Loans which were extinguished.

Subsequent Event

During the fourth quarter we entered into transactions to repay the $465.0 million outstanding 10.875% Notes and issue $100.0 million of 8.75% Second Priority Senior Secured Notes and $440.0 million of 9.875% Senior Notes as described in Note 16.

13.	DEBT AND CAPITAL LEASES

Debt and capital lease obligations consists of the following (in thousands):

	December 31, 2011	December 31, 2010
Senior Secured Credit Facility:
$100 million revolving credit facility	$51,000	$—
Term loan, net of unamortized original issue discount ($4.4 million and $6.0 million at December 31, 2011 and 2010, respectively)	838,591	845,792
10.875% Senior Notes, including unamortized original issue premium ($3.3 million and $4.2 million at December 31, 2011 and 2010, respectively)	678,282	679,239
9.75% Senior Subordinated Notes	300,000	300,000
7.75% Senior Notes	300,000	—
Capital lease obligations and other	38	81

Total debt and capital lease obligations	2,167,911	1,825,112
Current maturities	(8,820)	(8,821)

Long-term debt and capital lease obligations	$2,159,091	$1,816,291

Senior Secured Credit Facility

On November 20, 2007, we entered into the Senior Secured Credit Facility consisting of a $1,065.0 million term loan facility maturing May 2014 and a $100.0 million revolving credit facility maturing November 2013. We issued the term loan facility at a 1.2% discount, resulting in net proceeds of $1,052.4 million. We are amortizing the $12.6 million discount using the effective interest method through the maturity date of the term loan facility.

We have subsequently entered into three amendments to the Senior Secured Credit Facility. The first amendment, entered into in January 2010 permitted us to issue $100.0 million in aggregate principal amount of new 10.875% senior notes, as long as the net cash proceeds were used to make a voluntary prepayment of the term loans.

The second amendment, entered into in October 2010, permitted us to issue $300.0 million of new senior subordinated notes and repurchase or redeem all of our then outstanding 11.75% senior subordinated notes, prepay a portion of the term loans under our Senior Secured Credit Facility and pay related premiums, fees and expenses, all without utilizing existing debt incurrence capacity under our Senior Secured Credit Facility.

The third amendment, entered into in February 2011, increased the Maximum Total Leverage Ratio limitation in the Permitted Acquisitions covenant from 6.0x to 7.0x, and deemed the ETI acquisition to have been made as a Permitted Acquisition. The Permitted Acquisitions covenant has no limit on the dollar amount of acquisitions we are permitted to make, as long as the acquired entity becomes a loan party under the Senior Secured Credit Facility, and we are in compliance with this 7.0x maximum total net leverage ratio requirement, our senior secured leverage ratio requirement, and are not in default.

As of December 31, 2011, the market values of our term loan facility and revolving credit facility were $811.4 million and $46.9 million, respectively. We determine market value using trading prices for our term loan on or near that date.

Interest Rates. Borrowings under the Senior Secured Credit Facility bear interest at a rate equal to an applicable margin plus, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate, as defined, and (2) the federal funds rate plus 0.50% or (b) the Eurodollar rate determined by reference to the costs of funds for deposits in U.S. dollars for the interest period relevant to each borrowing adjusted for required reserves. The initial applicable margin for borrowings under the term loan facility and the revolving credit facility is 2.00% with respect to base rate borrowings and 3.00% with respect to Eurodollar borrowings. The applicable margin for borrowings under the term loan facility and the revolving credit facility may be reduced subject to us attaining certain leverage ratios. We use interest rate swap agreements in an effort to hedge our exposure to fluctuating interest rates related to a portion of our Senior Secured Credit Facility (see Note 11). As of December 31, 2011, our weighted average interest rate for all borrowings under the Senior Secured Credit Facility was 3.30%.

Fees. In addition to paying interest on outstanding principal under the Senior Secured Credit Facility, we are required to pay a commitment fee to the lenders under the revolving credit facility with respect to the unutilized commitments thereunder. The current commitment fee rate is 0.50% per annum. The commitment fee rate may be reduced subject to us attaining certain leverage ratios. We must also pay customary letter of credit fees.

Principal Payments. We are required to pay annual payments in equal quarterly installments on the loans under the term loan facility in an amount equal to 1.00% of the funded total principal amount through February 2014, with any remaining amount payable in May 2014.

Prepayments. The Senior Secured Credit Facility requires us to prepay outstanding term loans, subject to certain exceptions, with (1) 50% (which percentage can be reduced to 25% or 0% upon our attaining certain leverage ratios) of our annual excess cash flow, as defined; (2) 100% of the net cash proceeds above an annual amount of $25.0 million from non-ordinary course asset sales (including insurance and condemnation proceeds) by DJOFL and its restricted subsidiaries, subject to certain exceptions, including a 100% reinvestment right if reinvested or committed to reinvest within 15 months of such sale or disposition so long as reinvestment is completed within 180 days thereafter; and (3) 100% of the net cash proceeds from issuances or incurrences of debt by DJOFL and its restricted subsidiaries, other than proceeds from debt permitted to be incurred under the Senior Secured Credit Facility and related amendments. Any mandatory prepayments are applied to the term loan facilities in direct order of maturity. We may voluntarily prepay outstanding loans under the Senior Secured Credit Facility at any time without premium or penalty, provided that voluntary prepayments of Eurodollar loans made on a date other than the last day of an interest period applicable thereto shall be subject to customary breakage costs. We are not required to make any prepayments in 2012 related to our 2011 excess cash flow calculation.

Guarantee and Security. All obligations under the Senior Secured Credit Facility are unconditionally guaranteed by DJO Holdings LLC (DJO Holdings) and each existing and future direct and indirect wholly owned domestic subsidiary of DJOFL other than immaterial subsidiaries, unrestricted subsidiaries and subsidiaries that are precluded by law or regulation from guaranteeing the obligations (collectively, the Guarantors).

All obligations under the Senior Secured Credit Facility, and the guarantees of those obligations, are secured by pledges of 100% of the capital stock of DJOFL, 100% of the capital stock of each wholly owned domestic subsidiary and 65% of the capital stock of each wholly owned foreign subsidiary that is, in each case, directly owned by DJOFL or one of the Guarantors; and a security interest in, and mortgages on, substantially all tangible and intangible assets of DJO Holdings, DJOFL and each Guarantor.

Certain Covenants and Events of Default. The Senior Secured Credit Facility contains a number of covenants that, among other things, restrict, subject to certain exceptions, our and our subsidiaries’ ability to:

•	incur additional indebtedness,

•	create liens on assets,

•	change fiscal years,

•	enter into sale and leaseback transactions,

•	engage in mergers or consolidations,

•	sell assets,

•	pay dividends and other restricted payments,

•	make investments, loans or advances,

•	repay subordinated indebtedness,

•	make certain acquisitions,

•	engage in certain transactions with affiliates,

•	restrict the ability of restricted subsidiaries that are not Guarantors to pay dividends or make distributions,

•	amend material agreements governing our subordinated indebtedness, and

•	change our lines of business.

In addition, the Senior Secured Credit Facility requires us to maintain a maximum senior secured leverage ratio of 3.25:1 as of the twelve months ended December 31, 2011. The Senior Secured Credit Facility also contains certain customary affirmative covenants and events of default. As of December 31, 2011, our senior secured leverage ratio was 3.06:1, and we were in compliance with all other applicable covenants.

10.875% Senior Notes

On November 20, 2007, DJOFL and DJO Finance Corporation (DJO Finco) (collectively, the Issuers) issued $575.0 million aggregate principal amount of 10.875% Senior Notes under an agreement dated as of November 20, 2007 (the 10.875% Indenture) among the Issuers, the guarantors party thereto and The Bank of New York Mellon (formerly known as The Bank of New York), as trustee. We refer to the 10.875% Senior Notes, individually, or collectively, as the 10.875% Notes.

On January 20, 2010, the Issuers issued $100.0 million aggregate principal amount of new 10.875% Notes, pursuant to the 10.875% Indenture that governs our existing 10.875% Notes due 2014. We issued the new 10.875% Notes at a 5.0% premium, resulting in gross proceeds of $105.0 million. We are amortizing the premium over the term of the new 10.875% Notes using the effective interest method, thereby decreasing the reported outstanding balance through the maturity date. Net proceeds from the issuance along with cash on hand, were used to repay $101.5 million of existing term loans under the Senior Secured Credit Facility.

As of December 31, 2011, the market value of the 10.875% Notes was $627.8 million. We determined market value using trading prices for the 10.875% Notes on or near that date.

Optional Redemption. Under the 10.875% Indenture, beginning on November 15, 2011, the Issuers may redeem some or all of the 10.875% Notes at a redemption price of 105.438% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 102.719% and 100% of the then outstanding principal balance at November 2012 and November 2013, respectively.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 10.875% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 10.875% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants. The 10.875% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2011, we were in compliance with all applicable covenants.

9.75% Senior Subordinated Notes

On October 18, 2010, the Issuers issued $300.0 million aggregate principal amount of 9.75% senior subordinated notes (9.75% Notes) maturing on October 15, 2017. The 9.75% Notes are guaranteed jointly and severally and on an unsecured senior subordinated basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or by any of DJOFL’s subsidiaries that are an obligor under DJOFL’s Senior Secured Credit Facility.

As of December 31, 2011, the market value of the 9.75% Notes was $232.5 million. We determined market value using trading prices for the 9.75% Notes on or near that date.

Optional Redemption. Under the Indenture to the 9.75% Notes (the 9.75% Indenture), prior to October 15, 2013, the Issuers have the option to redeem some or all of the 9.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on October 15, 2013, the Issuers may redeem some or all of the 9.75% Notes at a redemption price of 107.313% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 104.875%, 102.438% and 100% of the then outstanding principal balance at October 15, 2014, 2015 and 2016, respectively. Additionally, from time to time, before October 15, 2013, the Issuers may redeem up to 35% of the 9.75% Notes at a redemption price equal to 109.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 9.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 9.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants. The 9.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2011, we were in compliance with all applicable covenants.

7.75% Senior Notes

On April 7, 2011, the Issuers issued $300.0 million aggregate principal amount of 7.75% Senior Notes (7.75% Notes) maturing on April 15, 2018. The 7.75% Notes are guaranteed jointly and severally and on an unsecured senior basis by each of DJOFL’s existing and future direct and indirect wholly owned domestic subsidiaries that guarantee any of DJOFL’s indebtedness or any indebtedness of DJOFL’s domestic subsidiaries or is an obligor under DJOFL’s Senior Secured Credit Facility.

As of December 31, 2011, the market value of the 7.75% Notes was $237.0 million. We determined market value using trading prices for the 7.75% Notes on or near that date.

Optional Redemption. Under the Indenture to the 7.75% Notes (the 7.75% Indenture), prior to April 15, 2014, the Issuers have the option to redeem some or all of the 7.75% Notes for cash at a redemption price equal to 100% of the then outstanding principal balance plus an applicable make-whole premium plus accrued and unpaid interest. Beginning on April 15, 2014, the Issuers may redeem some or all of the 7.75% Notes at a redemption price of 105.813% of the then outstanding principal balance plus accrued and unpaid interest. The redemption price decreases to 103.875%, 101.938% and 100% of the then outstanding principal balance at April 15, 2015, 2016 and 2017, respectively. Additionally, from time to time, before April 15, 2014, the Issuers may redeem up to 35% of the 7.75% Notes at a redemption price equal to 107.75% of the principal amount then outstanding, plus accrued and unpaid interest, in each case, with proceeds we raise, or a direct or indirect parent company raises, in certain offerings of equity of DJOFL or its direct or indirect parent companies, as long as at least 65% of the aggregate principal amount of the notes issued remains outstanding.

Change of Control. Upon the occurrence of a change of control, unless DJOFL has previously sent or concurrently sends a notice exercising its optional redemption rights with respect to all of the then-outstanding 7.75% Notes, DJOFL will be required to make an offer to repurchase all of the then-outstanding 7.75% Notes at 101% of their principal amount, plus accrued and unpaid interest.

Covenants. The 7.75% Indenture contains covenants limiting, among other things, our and our restricted subsidiaries’ ability to incur additional indebtedness or issue certain preferred and convertible shares, pay dividends on, redeem, repurchase or make distributions in respect of the capital stock of DJO or make other restricted payments, make certain investments, sell certain assets, create liens on certain assets to secure debt, consolidate, merge, sell or otherwise dispose of all or substantially all of our assets, enter into certain transactions with affiliates, and designate our subsidiaries as unrestricted subsidiaries. As of December 31, 2011, we were in compliance with all applicable covenants.

Our ability to continue to meet the covenants related to our indebtedness specified above in future periods will depend, in part, on events beyond our control, and we may not continue to meet those ratios. A breach of any of these covenants in the future could result in a default under the Senior Secured Credit Facility, the 10.875% Indenture, the 9.75% Indenture and the 7.75% Indenture (collectively, the Indentures), at which time the lenders could elect to declare all amounts outstanding under the Senior Secured Credit Facility to be immediately due and payable. Any such acceleration would also result in a default under the Indentures.

At December 31, 2011, the aggregate amounts of annual principal maturities of long-term debt and capital leases for the next five years and thereafter are as follows (in thousands):

Years Ending December 31,
2012	$8,782
2013	8,782
2014	1,551,465
2015	—
2016	—
Thereafter	600,000

$2,169,029

Loss on Modification and Extinguishment of Debt

During the year ended December 31, 2011, in connection with the third amendment to the Senior Secured Credit Facility, we incurred $2.1 million of arrangement and lender consent fees which are included in loss on modification and extinguishment of debt in our consolidated statement of operations.

During the year ended December 31, 2010, we recognized a loss on modification and extinguishment of debt of $19.8 million. This loss includes $13.0 million of premiums, a $4.3 million non-cash write-off of unamortized debt issuance costs, and $1.4 million of fees and expenses associated with the amendment of our Senior Secured Credit Facility, issuance of $300.0 million of 9.75% Notes and redemption of our $200.0 million of 11.75% Notes in October 2010. In addition, this loss includes $1.1 million of arrangement and lender consent fees related to the amendment of our Senior Secured Credit Facility in connection with the issuance of $100.0 million 10.875% Notes in January 2010.

Debt Issuance Costs

As of December 31, 2011 and 2010, we had $34.0 million and $34.1 million, respectively, of unamortized debt issuance costs, which are included in other assets in our consolidated balance sheets. During the year ended December 31, 2011, we capitalized $7.7 million of debt issuance costs incurred in connection with the issuance of the 7.75% Notes in April 2011. During the year ended December 31, 2010, we capitalized $10.3 million of debt issuance costs, in connection with the issuance of $100.0 million of new 10.875% Notes in January 2010, and the issuance of the 9.75% Notes in October 2010.

For each the years ended December 31, 2011 and 2010, amortization of debt issuance costs was $7.7 million, and for the year ended December 31, 2009, amortization of debt issuance costs was $12.7 million. Amortization of debt issuance costs was included in interest expense in our consolidated statements of operations for each of the periods presented.